Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Less: ESOP-Owned Shares	Initial Public Offering	Initial Public Offering Common Stock	Initial Public Offering Additional Paid in Capital	Private Placement Offering	Private Placement Offering Common Stock	Private Placement Offering Additional Paid in Capital
Balance at Dec. 31, 2018	$ 54,126	$ 3,867	$ 40,911	$ 10,109	$ (22)	$ (413)	$ (326)
Net income	2,381			2,381
Share-based compensation	231		231
Stock options exercised	301	29	272
Issuance of common stock to ESOP		27	418				(445)
Net change in fair value of ESOP shares	(12)						(12)
Net redemption of treasury stock	(528)					(528)
Other comprehensive income, net of tax	22				22
Balance at Dec. 31, 2019	56,521	3,923	41,832	12,490		(941)	(783)
Net income	12,115			12,115
Share-based compensation	275		275
Stock options exercised	385	32	353
Common stock issued for acquisition of Heritage Bancorp, Inc.	50,861	2,363	48,498
Issuance of common stock to ESOP	(1)	32	504				(537)
Net change in fair value of ESOP shares	18						18
Net redemption of treasury stock	(37)					(37)
Other comprehensive income, net of tax	279				279
Balance at Dec. 31, 2020	120,416	6,350	91,462	24,605	279	(978)	(1,302)
Net income	5,096			5,096
Share-based compensation	69		69
Stock options exercised	616	42	574
Issuance of common stock to ESOP		10	149				(159)
Net change in fair value of ESOP shares	(317)						(317)
Other comprehensive income, net of tax	512				512
Balance at Mar. 31, 2021	126,392	6,402	92,254	29,701	791	(978)	(1,778)
Balance at Dec. 31, 2020	120,416	6,350	91,462	24,605	279	(978)	(1,302)
Net income	11,424			11,424
Share-based compensation	659		659
Warrants exercised	19	2	17
Stock options exercised	995	83	912
Common stock issued from initial public offering and private placement offering								$ 92,043	$ 4,025	$ 88,018	$ 70,509	$ 2,938	$ 67,571
Issuance of common stock to ESOP		34	613				(647)
Terminated ESOP put option	2,266						2,266
Restricted stock grants		50	(50)
Net change in fair value of ESOP shares	(317)						$ (317)
Net redemption of treasury stock	(121)					(121)
Other comprehensive income, net of tax	1,114				1,114
Balance at Dec. 31, 2021	299,007	13,482	249,202	36,029	1,393	(1,099)
Net income	2,087			2,087
Share-based compensation	279		279
Stock options exercised	54	3	51
Issuance of common stock to ESOP	282	11	271
Restricted stock grants		28	(28)
Other comprehensive income, net of tax	(506)				(506)
Balance at Mar. 31, 2022	$ 301,203	$ 13,524	$ 249,775	$ 38,116	$ 887	$ (1,099)